Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Payables transactions with related parties	Balances and transactions with related parties

	December 31, 2020	December 31, 2019
	Payables	Payables

Immediate parent
UOL – sales of services (a)	15,720	10,575
UOL – shared service costs (b)	12,539	4,229
UOL – deposits (c)	11,391	—
Affiliated companies
UOL Diveo – sales of services (a)	10,218	3,117
Transfolha Transportadora e Distribuição Ltda.	1,933	1,440
Others	6,535	2,826
	58,336	22,187

.

(a)	Sales of services refers mainly to the purchase of advertising services from UOL.
(b)	Shared services costs mainly related to payroll costs that are incurred by the parent company UOL and are charged to PagSeguro Group.
(c)	Certificate of deposits (CD) acquired by UOL in 2020 from BancoSeguro.
(d)	Sale of services from the affiliated company UOL Diveo related to cloud services.
All transactions with related parties are performed under market conditions, including the CD interest rates and payment terms.
ii)    Balances and transactions with related parties

Revenue expense transactions with related parties

	For the year ended December 31,
	2020		2019		2018
	Revenue	Expense	Revenue	Expense	Revenue	Expense

Immediate parent
UOL – shared service costs (a)	2,878	37,844	2,520	51,033	2,233	52,115
UOL – sales of services (b)	—	177,253	—	168,097	—	133,589
UOL – deposits (c)	—	2,970	—	—	—	—

Affiliated companies
UOL Diveo – sales of services (c)	—	49,665	—	36,790	—	26,943
Transfolha Transportadora e Distribuição Ltda.	—	23,571	—	17,209	374	18,889
Others	603	2,926	35	1,035	561	588
	3,481	294,229	2,555	274,164	3,168	232,124

(a)Sale of services expenses is related to advertising services from UOL and revenue is related to intermediation fees.
(b)Shared services costs mainly related to payroll costs, sharing that are incurred by the parent company UOL and are charged to PagSeguro. Such costs are included in administrative expenses. The increase in the balance refers mainly to payroll related to LTIP.
(c)Expenses are related to UOL purchase of BancoSeguro's Certificate of Deposits (CD).
(d)UOL Diveo expenses are related to cloud services.